Stockholders’ Deficit - Schedule of Company’s Warrant Issuances (Details) - Staffing 360 Solutions, Inc. [Member] - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Outstanding Beginning Balance	669,780	170,369
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 34.8	$ 96.1
Number of Shares, Issued		863,193
Weighted Average Exercise Price, Issued		$ 20.59
Number of Shares, Exercised	(433,936)	(276,117)
Weighted Average Exercise Price, Exercised	$ 13.03	$ 5.9
Number of Shares, Expired or cancelled	(138,968)	(87,665)
Weighted Average Exercise Price, Expired or cancelled	$ 17.18	$ 58.5
Number of Shares, Outstanding Ending Balance	96,876	669,780
Weighted Average Exercise Price, Outstanding Ending Balance	$ 240.77	$ 34.8